CARILLON SERIES TRUST
Carillon ClariVest Capital Appreciation Fund

SUPPLEMENT DATED APRIL 17, 2026, TO THE
PROSPECTUS, DATED MAY 1, 2025, AS
PREVIOUSLY AMENDED OR SUPPLEMENTED

IMPORTANT NOTICE REGARDING FUND REORGANIZATION

The Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) has approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the Carillon ClariVest Capital Appreciation Fund (the “Fund” or “Target Fund”), a series of the Trust, into the RJ ClariVest Capital Appreciation ETF (the “Acquiring ETF”), a newly-created series of the Trust (the “Conversion”). In connection with the Conversion, the Board also approved, among other matters, the appointment of Tidal Investments LLC (“Tidal”) as an additional subadviser to the Fund, effective prior to the Conversion.

Additional information regarding the foregoing matters, as well as corresponding changes to the Fund’s Prospectus, are described below:

1.	The Conversion

The Conversion of the Fund into the Acquiring ETF is expected to occur on or about July 31, 2026. Carillon Tower Advisers, Inc. (“Carillon”) serves as the Fund’s investment adviser and administrator and will serve as the Acquiring ETF’s investment adviser and administrator. ClariVest Asset Management LLC (“ClariVest”) serves as a subadviser to the Fund, and Tidal will serve as a subadviser to the Fund effective on or about July 1, 2026 (see “Appointment of Tidal as Subadviser” below for additional information).  Following the Conversion, both subadvisers will serve as subadvisers to the Acquiring ETF, and it is anticipated that the Acquiring ETF will have the same portfolio managers and be managed in the same manner as the Fund.

The Reorganization Plan, which sets forth the terms of the Conversion, provides for the Fund to transfer all of its assets to the Acquiring ETF in exchange solely for shares of the Acquiring ETF having an aggregate net asset value equal to the Fund’s net assets, and the Acquiring ETF’s assumption of all of the Fund’s liabilities.

Upon completion of the Conversion, the Fund’s shareholders will become shareholders of the Acquiring ETF, which is an exchange-traded fund, commonly referred to as an “ETF.” The Acquiring ETF will not commence investment operations prior to the Conversion, and the Acquiring ETF’s shares are not currently being offered to the public, nor have they been approved for listing on any exchange. However, it is anticipated that the Acquiring ETF’s shares will be listed for trading on NYSE Arca, Inc.

Prior to the Conversion, all outstanding Class A, Class C and Class R-6 shares of the Fund will be converted into Class I shares, and Class A, Class C and Class R-6 shareholders will become Class I shareholders. The Fund’s Class I shareholders will become shareholders of the Acquiring ETF upon the Conversion. It is expected that Class I shares of the Fund will remain open to new purchases until shortly before its Conversion. The Fund’s shareholders will receive shares of the Acquiring ETF equal in value to the shares of the Fund that they held prior to the Conversion (except for the value of any fractional shares which will be distributed in cash to Fund shareholders).

Although shareholders will not typically incur any sales loads or other transaction charges in connection with the Conversion, please consult your financial intermediary for additional details on specific fee policies as they may apply to you. The Conversion is intended to qualify as a tax-free reorganization for federal income tax purposes such that Fund shareholders will not recognize any gain or loss, except to the extent that Fund shareholders receive cash in connection with the liquidation of any fractional shares. Carillon will bear all direct costs of the Conversion, including the costs of preparing the Reorganization Plan and the combined information statement/prospectus for shareholders. Shareholders of the Fund will receive this combined information statement/prospectus containing additional information about the Conversion and should read these materials carefully, as they will contain a more detailed description of the Conversion.

It is not necessary for shareholders of the Fund to approve the Conversion or take any other action.  However, you may need to take action prior to the Conversion if you hold your Target Fund shares:

1.	Directly with the Fund outside of a brokerage account (a “Direct Shareholder”);
2.	In a brokerage account that cannot accept New ETF shares; or
3.	Through an individual retirement account held directly with the Fund (“IRA Shareholder”).

If you are a Direct Shareholder or your shares are held in an account that cannot accept New ETF Shares, and you do not take action to open a brokerage account that can accept New ETF shares by July 24, 2026, your Target Fund shares will be converted into New ETF shares and held by a stock transfer agent, Equiniti Trust Company, LLC (“Equiniti”), for up to one year following the Conversion, pending your instructions regarding a brokerage account into which Equiniti can transfer the shares.

If you are an IRA Shareholder and you do not take action by July 24, 2026, your Target Fund shares will be exchanged on the Conversion date (i.e., July 31, 2026) for Class A shares of the First American Government Obligations Fund with the same aggregate net asset value as your shares of the Target Fund (“Exchange”), and you must thereafter provide instructions regarding a brokerage account into which those shares can be transferred. If you do not provide information regarding a brokerage account prior to July 31, 2027, by calling (800) 421-4184, the account will be liquidated, and the proceeds will be sent to the account holder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion to cash could result in a taxable event. You must contact us at (800) 421-4184 by July 24, 2026, if you wish to withhold authority for the Exchange.

Please see the discussion in “EXHIBIT A: IMPORTANT INFORMATION FOR CERTAIN SHAREHOLDERS” at the end of this supplement.

In addition, if you hold your shares of the Target Fund through an account with a financial intermediary that is not able to hold shares of the New ETF, like many group retirement plans, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Conversion. Please consult with your financial intermediary for more information on the impact that the Conversion will have on you and your investments.

2.	Appointment of Tidal as Subadviser

Effective July 1, 2026, the Fund’s Prospectus and Summary Prospectus are amended as follows:

a.
On page 25 of the Prospectus and page 6 of the Summary Prospectus, the “Summary of Carillon ClariVest Capital Appreciation Fund – Subadviser” section is hereby deleted in its entirety and replaced with the following:

Subadvisers | ClariVest Asset Management LLC and Tidal Investments LLC serve as subadvisers to the fund.

b.
On page 140 of the Prospectus, the bullet point in the list that follows the first paragraph of the “Subadvisers” section pertaining to ClariVest is hereby deleted in its entirety and replaced with the following:

•
ClariVest, 3611 Valley Centre Drive, Suite 100, San Diego, CA 92130, serves as a subadviser to the Carillon ClariVest Capital Appreciation Fund and the subdviser to the Carillon ClariVest International Stock Fund.  ClariVest is responsible for the management of each fund’s portfolio.

c.	On page 140 of the Prospectus, the following is added as the last bullet point in the list that follows the first paragraph of the “Subadvisers” section:

•
Tidal Investments LLC (“Tidal”), located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as a subadviser to the Carillon ClariVest Capital Appreciation Fund. Tidal provides assistance with trading the fund’s portfolio securities and related consulting services.

EXHIBIT A:  IMPORTANT INFORMATION FOR CERTAIN SHAREHOLDERS
Am I a Direct Shareholder?
You are a “Direct Shareholder” if your shares are held directly by the Target Fund at its transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent”).
How do you know if you are a Direct Shareholder?
If you receive quarterly statements from the Carillon Family of Funds, then you hold your shares directly. If your shares in the Target Fund are listed as a position on a statement from your brokerage firm, then you already hold your shares in a brokerage account. If you are uncertain, please call (800) 421-4184 and ask if you’re a Direct Shareholder. Additionally, if you hold your shares directly you may receive separate communications from us including email, regular mail, express delivery and via telephone.
What action must I take as a Direct Shareholder, a shareholder with shares in a brokerage account that cannot accept New ETF shares, or an IRA Shareholder?
You must take one of the following actions by July 24, 2026, which could be a taxable event based on your circumstances:

1.
Transfer the custody of your Target Fund shares to the broker-dealer of your choice that can accept New ETF shares. We urge you to begin this process immediately if this is your preferred option. This is the option that we recommend.

2.	Exchange your Target Fund shares for shares of another fund in the Carillon Family of Funds. You can do this by calling us at (800) 421-4184.
3.	Redeem your shares in the Fund. You can do this by calling us at (800) 421-4184.
How do I transfer my Target Fund shares to a brokerage account that can accept New ETF shares?
If you have a brokerage account or a relationship with a brokerage firm that can accept New ETF shares, please talk to your advisor/broker and inform them that you would like to transfer a mutual fund position that you hold directly with the Target Fund (or in a brokerage account that cannot accept New ETF shares) into your brokerage account. If you don’t have a brokerage account or a relationship with such a brokerage firm, you will need to open an account. It is possible that opening or maintaining such a brokerage account will involve a fee, but most major brokerage firms do not charge a fee to open or maintain an account.
If you are a Direct Shareholder, we suggest you provide your broker with a copy of your statement from the Target Fund. Your broker will require the Target Fund’s account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign this form, your broker will submit the form to the Transfer Agent directly and the shares will be transferred into your brokerage account.
The sooner you initiate the transfer, the better. If you have any questions about this process or need assistance, call us at (800) 421-4184.
What if I do not take any action before the date of the Conversion?
If you are a Direct Shareholder, or a shareholder in a brokerage account that cannot accept New ETF shares, and fail to take any action prior to July 24, 2026, your Target Fund shares will be converted into shares of the New ETF on the Conversion date and held by Equiniti Trust Company, LLC (“Equiniti”), a stock transfer agent, waiting for your instructions.  Equiniti will hold your shares for up to one year following the conversion, waiting for your instructions regarding a brokerage account into which Equiniti can transfer the shares.  If you do not provide Equiniti with information regarding a brokerage account prior to July 31, 2027, your New ETF shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion to cash could result in a taxable event.

If you are an IRA Shareholder and you do not take action by July 24, 2026, your Target Fund shares will be exchanged on the Conversion date (i.e., July 31, 2026) for Class A shares of the First American Government Obligations Fund with the same aggregate net asset value as your shares of the Target Fund (“Exchange”), and you must thereafter provide instructions regarding a brokerage account into which those shares can be transferred.  If you do not provide information regarding a brokerage account prior to July 31, 2027, by calling (800) 421-4184, the account will be liquidated, and the proceeds will be sent to the account holder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion to cash could result in a taxable event. You must contact us at (800) 421-4184 by  July 24, 2026, if you wish to withhold authority for the Exchange.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon ClariVest Capital Appreciation Fund

SUPPLEMENT DATED APRIL 17, 2026, TO THE
STATEMENT OF ADDITIONAL INFORMATION,
DATED MAY 1, 2025, AS PREVIOUSLY
AMENDED OR SUPPLEMENTED

IMPORTANT NOTICE REGARDING FUND REORGANIZATION

The Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) has approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the Carillon ClariVest Capital Appreciation Fund (the “Fund” or “Target Fund”), a series of the Trust, into the RJ ClariVest Capital Appreciation ETF (the “Acquiring ETF”), a newly-created series of the Trust (the “Conversion”). In connection with the Conversion, the Board also approved, among other matters, the appointment of Tidal Investments LLC (“Tidal”) as an additional subadviser to the Fund, effective prior to the Conversion.

Additional information regarding the foregoing matters, as well as corresponding changes to the Fund’s Statement of Additional Information (“SAI”), are described below:

1.	The Conversion

The Conversion of the Fund into the Acquiring ETF is expected to occur on or about July 31, 2026. Carillon Tower Advisers, Inc. (“Carillon”) serves as the Fund’s investment adviser and administrator and will serve as the Acquiring ETF’s investment adviser and administrator. ClariVest Asset Management LLC (“ClariVest”) serves as a subadviser to the Fund, and Tidal will serve as a subadviser to the Fund effective on or about July 1, 2026 (see “Appointment of Tidal as Subadviser” below for additional information).  Following the Conversion, both subadvisers will serve as subadvisers to the Acquiring ETF, and it is anticipated that the Acquiring ETF will have the same portfolio managers and be managed in the same manner as the Fund.

The Reorganization Plan, which sets forth the terms of the Conversion, provides for the Fund to transfer all of its assets to the Acquiring ETF in exchange solely for shares of the Acquiring ETF having an aggregate net asset value equal to the Fund’s net assets, and the Acquiring ETF’s assumption of all of the Fund’s liabilities.

Upon completion of the Conversion, the Fund’s shareholders will become shareholders of the Acquiring ETF, which is an exchange-traded fund, commonly referred to as an “ETF.” The Acquiring ETF will not commence investment operations prior to the Conversion, and the Acquiring ETF’s shares are not currently being offered to the public, nor have they been approved for listing on any exchange. However, it is anticipated that the Acquiring ETF’s shares will be listed for trading on NYSE Arca, Inc.

Prior to the Conversion, all outstanding Class A, Class C and Class R-6 shares of the Fund will be converted into Class I shares, and Class A, Class C and Class R-6 shareholders will become Class I shareholders. The Fund’s Class I shareholders will become shareholders of the Acquiring ETF upon the Conversion. It is expected that Class I shares of the Fund will remain open to new purchases until shortly before its Conversion. The Fund’s shareholders will receive shares of the Acquiring ETF equal in value to the shares of the Fund that they held prior to the Conversion (except for the value of any fractional shares which will be distributed in cash to Fund shareholders).

Although shareholders will not typically incur any sales loads or other transaction charges in connection with the Conversion, please consult your financial intermediary for additional details on specific fee policies as they may apply to you. The Conversion is intended to qualify as a tax-free reorganization for federal income tax purposes such that Fund shareholders will not recognize any gain or loss, except to the extent that Fund shareholders receive cash in connection with the liquidation of any fractional shares. Carillon will bear all direct costs of the Conversion, including the costs of preparing the Reorganization Plan and the combined information statement/prospectus for shareholders. Shareholders of the Fund will receive this combined information statement/prospectus containing additional information about the Conversion and should read these materials carefully, as they will contain a more detailed description of the Conversion.

It is not necessary for shareholders of the Fund to approve the Conversion or take any other action.  However, you may need to take action prior to the Conversion if you hold your Target Fund shares:

1.	Directly with the Fund outside of a brokerage account (a “Direct Shareholder”);
2.	In a brokerage account that cannot accept New ETF shares; or
3.	Through an individual retirement account held directly with the Fund (“IRA Shareholder”).

If you are a Direct Shareholder or your shares are held in an account that cannot accept New ETF Shares, and you do not take action to open a brokerage account that can accept New ETF shares by July 24, 2026, your Target Fund shares will be converted into New ETF shares and held by a stock transfer agent, Equiniti Trust Company, LLC (“Equiniti”), for up to one year following the Conversion, pending your instructions regarding a brokerage account into which Equiniti can transfer the shares.

If you are an IRA Shareholder and you do not take action by July 24, 2026, your Target Fund shares will be exchanged on the Conversion date (i.e., July 31, 2026) for Class A shares of the First American Government Obligations Fund with the same aggregate net asset value as your shares of the Target Fund (“Exchange”), and you must thereafter provide instructions regarding a brokerage account into which those shares can be transferred. If you do not provide information regarding a brokerage account prior to July 31, 2027, by calling (800) 421-4184, the account will be liquidated, and the proceeds will be sent to the account holder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion to cash could result in a taxable event. You must contact us at (800) 421-4184 by July 24, 2026, if you wish to withhold authority for the Exchange.

Please see the discussion in “EXHIBIT A: IMPORTANT INFORMATION FOR CERTAIN SHAREHOLDERS” at the end of this supplement.

In addition, if you hold your shares of the Target Fund through an account with a financial intermediary that is not able to hold shares of the New ETF, like many group retirement plans, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Conversion. Please consult with your financial intermediary for more information on the impact that the Conversion will have on you and your investments.

2.	Appointment of Tidal as Subadviser

Effective July 1, 2026, the Fund’s SAI is amended as follows:

a.	On page 80 of the SAI, the third paragraph of the “Disclosure of Portfolio Holdings” section is deleted and replaced with the following:

2

The funds’ officers and certain Carillon Tower and subadviser employees have regular access to the funds’ portfolio holdings and must protect the confidentiality of the funds’ portfolio holdings. The CCO may approve access to the funds’ portfolio holdings by other persons in Carillon Tower for a limited period of time upon determining that the access is in the best interest of the funds’ shareholders. The Code of Ethics for Carillon Tower and the subadvisers, other than Tidal Investments LLC (“Tidal”), prohibits employees from revealing non-public information other than to: (1) persons whose responsibilities require knowledge of the information; (2) regulatory authorities who have appropriate jurisdiction with respect to such matters or (3) third parties who utilize such information for ratings or performance analysis. Tidal’s Code of Ethics generally requires that any personnel with knowledge of the funds’ portfolio holdings that has not yet been publicly disclosed is prohibited from disclosing such information to any other person, except as authorized in the course of their required duties of employment, until such information is made public pursuant to the fund’s portfolio holdings policy. All Carillon Tower and subadviser personnel must annually certify compliance with the relevant Code of Ethics.

b.	On page 107 of the SAI, the following is added as the last row of the table following the third paragraph of the “Fund Information – Investment Adviser and Administrator; Subadvisers” section:

Tidal Investments LLC (“Tidal”)	Capital Appreciation

c.
On page 108 of the SAI, the following is added as the last sentence of the first paragraph of the “Fund Information – Investment Adviser and Administrator; Subadvisers – Advisory Fees” section of the SAI:

Effective July 1, 2026, Tidal began serving as a subadviser to Capital Appreciation.

3

EXHIBIT A:  IMPORTANT INFORMATION FOR CERTAIN SHAREHOLDERS
Am I a Direct Shareholder?
You are a “Direct Shareholder” if your shares are held directly by the Target Fund at its transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent”).
How do you know if you are a Direct Shareholder?
If you receive quarterly statements from the Carillon Family of Funds, then you hold your shares directly. If your shares in the Target Fund are listed as a position on a statement from your brokerage firm, then you already hold your shares in a brokerage account. If you are uncertain, please call (800) 421-4184 and ask if you’re a Direct Shareholder. Additionally, if you hold your shares directly you may receive separate communications from us including email, regular mail, express delivery and via telephone.
What action must I take as a Direct Shareholder, a shareholder with shares in a brokerage account that cannot accept New ETF shares, or an IRA Shareholder?
You must take one of the following actions by July 24, 2026, which could be a taxable event based on your circumstances:

1.
Transfer the custody of your Target Fund shares to the broker-dealer of your choice that can accept New ETF shares. We urge you to begin this process immediately if this is your preferred option. This is the option that we recommend.

2.	Exchange your Target Fund shares for shares of another fund in the Carillon Family of Funds. You can do this by calling us at (800) 421-4184.
3.	Redeem your shares in the Fund. You can do this by calling us at (800) 421-4184.
How do I transfer my Target Fund shares to a brokerage account that can accept New ETF shares?
If you have a brokerage account or a relationship with a brokerage firm that can accept New ETF shares, please talk to your advisor/broker and inform them that you would like to transfer a mutual fund position that you hold directly with the Target Fund (or in a brokerage account that cannot accept New ETF shares) into your brokerage account. If you don’t have a brokerage account or a relationship with such a brokerage firm, you will need to open an account. It is possible that opening or maintaining such a brokerage account will involve a fee, but most major brokerage firms do not charge a fee to open or maintain an account.
If you are a Direct Shareholder, we suggest you provide your broker with a copy of your statement from the Target Fund. Your broker will require the Target Fund’s account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign this form, your broker will submit the form to the Transfer Agent directly and the shares will be transferred into your brokerage account.
The sooner you initiate the transfer, the better. If you have any questions about this process or need assistance, call us at (800) 421-4184.
What if I do not take any action before the date of the Conversion?
If you are a Direct Shareholder, or a shareholder in a brokerage account that cannot accept New ETF shares, and fail to take any action prior to July 24, 2026, your Target Fund shares will be converted into shares of the New ETF on the Conversion date and held by Equiniti Trust Company, LLC (“Equiniti”), a stock transfer agent, waiting for your instructions.  Equiniti will hold your shares for up to one year following the conversion, waiting for your instructions regarding a brokerage account into which Equiniti can transfer the shares.  If you do not provide Equiniti with information regarding a brokerage account prior to July 31, 2027, your New ETF shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion to cash could result in a taxable event.

4

If you are an IRA Shareholder and you do not take action by July 24, 2026, your Target Fund shares will be exchanged on the Conversion date (i.e., July 31, 2026) for Class A shares of the First American Government Obligations Fund with the same aggregate net asset value as your shares of the Target Fund (“Exchange”), and you must thereafter provide instructions regarding a brokerage account into which those shares can be transferred.  If you do not provide information regarding a brokerage account prior to July 31, 2027, by calling (800) 421-4184, the account will be liquidated, and the proceeds will be sent to the account holder of record (subject to applicable federal or state laws concerning unclaimed property).  The conversion to cash could result in a taxable event.  You must contact us at (800) 421-4184 by  July 24, 2026, if you wish to withhold authority for the Exchange.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

5